SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended
Oct. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The interim financial information referred to above has been prepared and presented in U.S. dollars in conformity with accounting principles generally accepted in the United States applicable to interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X. The interim financial information has been prepared on a basis consistent with prior interim periods and years and includes all disclosures that are necessary and required by applicable laws and regulations. These interim financial statements include all adjustments that, in the opinion of management, are necessary in order to make the financial statements not misleading. This report on Form 10-Q should be read in conjunction with the Company’s financial statements for the years ended July 31, 2024 and 2023 and notes thereto included in the Company’s Form 10-K filed with the SEC on October 22, 2024.

Results of the three months ended October 31, 2024 are not necessarily indicative of the results that may be expected for the year ending July 31, 2025 or any other future periods.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of Tianci and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The estimates and judgments will also affect the reported amounts for certain revenues and expenses during the reporting periods. Actual results could differ from these good faith estimates and judgments.

Foreign currency translation and transactions

Foreign currency translation and transactions

The Company uses the U.S. dollar as its reporting currency and functional currency. Transaction gains and losses are recognized in the consolidated statement of operations.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist primarily of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use. The Company maintains its bank accounts in United States and Hong Kong.

Accounts receivable, net

Accounts receivable, net

Accounts receivable include trade accounts due from customers which are generally collected within six months. In establishing the allowance for doubtful accounts, management considers historical collection experience, aging of the receivables, the economic environment, industry trend analysis, and the credit history and financial condition of the customer. Management reviews its receivables on a regular basis to determine if the allowance for doubtful accounts is adequate, and adjusts the allowance when necessary. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. As of October 31, 2024 and July 31, 2024, no allowance for doubtful accounts was deemed necessary.

Fair Value Measurements

Fair Value Measurements

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standard defines fair value, establishes as a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follow:

•	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted prices for identical assets and liabilities in inactive markets and inputs that are observable for the assets or liabilities, either directly or indirectly, for substantially the full term of the financial instruments.

•	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Financial instruments included in current assets and current liabilities (such as cash, accounts receivable, due from related party, accounts payable, and due to related parties) are reported in the consolidated balance sheets at cost, which approximates fair value because of the short period of time between the origination of such instruments and their expected realization.

Revenue recognition

Revenue recognition

The Company follows the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 606. This standard requires the use of a five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identifies the contract with the customer, (ii) identifies the performance obligations in the contract, (iii) determines the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocates the transaction price to the respective performance obligations in the contract, and (v) recognizes revenue when (or as) the Company satisfies the performance obligations.

The Company records revenue net of sales taxes which are subsequently remitted to governmental authorities and are excluded from the transaction price.

The Company’s revenue recognition policies are as follows:

a. Global Logistics Services

The Company provides global logistics services, including ocean freight forwarding and related logistics solutions. As a non-asset-based carrier, the Company does not own transportation assets.

The Company derives its revenues by entering into agreements that are generally comprised of a single performance obligation, which is that freight is shipped for and received by the customer via either container ships or general cargo vessels. The most significant drivers of changes in gross revenues and related transportation expenses are volume and weight.

In general, each shipment transaction or service order constitutes a separate contract with the customer. A performance obligation is created once a customer agreement with an agreed upon transaction price exists. The transaction price, which is based on volume, weight, and shipping time, is fixed and not contingent upon the occurrence or non-occurrence of any other event.

The Company typically satisfies its performance obligations at a point in time when freight is shipped to destination port and accepted by its customers. The Company does not have significant variable consideration in its contracts. Taxes assessed concurrently with a specific revenue-producing transaction that are collected by the Company from a customer are excluded from revenues.

The Company evaluates whether amounts billed to customers should be reported as gross or net revenue. Revenue is recorded on a gross basis when the Company is primarily responsible for fulfilling the promise to provide the services, when it assumes risk of loss, when it has discretion in setting the prices for the services to the customers, and when the Company has the ability to direct the use of the services provided by the third party. In most cases we act as an indirect carrier. When acting as an indirect carrier, we issue a Fixture Note to customers as the contract of carriage. In turn, when the freight is physically tendered to a direct carrier, we receive a Master Ocean Bill of Lading.

The Company’s evaluation determined that it is in control of establishing the transaction price, managing all aspects of the shipment process and assumes the risk of loss for delivery, collection, and returns. Based on its evaluation of the control of services and risk involved, the Company determined that it acts as a principal rather than an agent in global logistics service arrangements and such revenues are reported on a gross basis.

b. Electronic Device Hardware Components Products Sales

The Company is a distributor of electronic device hardware components and generates revenue through resale of these components. The Company’s products include high performance computer chips, Wi-Fi modules, Bluetooth modules, 4G network modules, LED screens, and touch screens. In accordance with ASC 606, Revenue Recognition: Principal Agent Consideration, an entity is a principal if it controls the specified good or service before that good or service is transferred to a customer. Otherwise, the entity is an agent in the transaction. The Company evaluates three indicators of control in accordance with ASC 606: 1) For hardware sales, the Company is the most visible entity to customers and assumes fulfillment risk and risks related to the acceptability of products, including addressing customer complaints directly and handling of product returns or refunds directly; 2) The Company is exposed to inventory risk before transfer of control to customers; and 3) The Company determines the resale price of hardware products. After evaluating the above circumstances, the Company considers itself the principal of these arrangements and records hardware sales revenue on a gross basis.

Hardware sales contracts are on a fixed price basis with no separate sales rebate, discount, or other incentive. Revenue is recognized at a point in time when the Company has delivered products that have been accepted by its customer with no future obligations. The Company generally permits returns of products due to product failure; however, returns are historically insignificant.

c. Software and Website Development Services

The Company generates revenue by developing customized freight shipping and related logistic software and websites, which are generally on a fixed-priced basis. The software helps wholesalers, ecommerce retailers, and freight shipping providers to manage complex workflows and improve work efficiency. The Company generally has no enforceable right to payment for performance completed to date and is only entitled to payment after software is fully developed, delivered, tested, and accepted by the customer. As a result, revenues from software development contracts are recognized at a point in time when services are fully rendered, and written acceptances have been received from customers.

d. Technical Consulting and Training Services

The Company provides technical consulting and training services to help customers, generally its existing customers, to better understand and properly use its customized software and related hardware. Services are generally carried out on a per-time fixed rate basis. Revenue is recognized at a point in time when service is rendered and the customer confirms the completion of consulting or training.

e. Software Maintenance and Business Promotion Services

The Company provides software maintenance services to keep customers’ software up to date and assists customers in promoting business with ongoing marketing support. The Company charges a flat rate for a fixed duration on a subscription basis, generally 12 months. Revenue is recognized ratably each month over the contract period.

f. Business Consulting Services

The Company provides business consulting services to help customers apply for immigration and non-immigration visas. The Company is responsible for performing background checks, case analysis, and preparing related application paper works. The Company charges a flat fee for the visa application services. Revenue is recognized at a point in time when an application is submitted with proper authorities.

Cost of revenues

Cost of revenues

For global logistics services, cost of revenue consists primarily of cargo space charged by direct ocean carriers, freight forwarders and ancillary logistics services fees.

For hardware products sales, the cost of revenue consists primarily of the costs of hardware products sold.

For software, consulting, services-based revenue, the cost of revenue consists primarily of costs paid to outsourced service providers and compensation expenses paid the Company’s service vendor.

Advertising costs

Advertising costs

Advertising costs amounted to $0 for the three months ended October 31, 2024 and 2023, respectively. Advertising costs are expensed as incurred and included in selling and marketing expenses.

Operating leases

Operating leases

Effective August 1, 2022, the Company adopted FASB ASU 2016-02, “Leases” (Topic 842), and elected the practical expedients that does not require the Company to reassess: (1) whether any expired or existing contracts are, or contain, leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. For lease terms of twelve months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. The Company also adopted the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. Upon adoption of ASU 2016-02 effective August 1, 2022, the Company recognized a $8,704 right of use (“ROU”) asset and operating lease liabilities in January 2023 based on the present value of the future minimum rental payments of leases, using an incremental borrowing rate of 5%.

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option would result in an economic penalty. All of the Company’s real estate leases are classified as operating leases.

Lease payments for an operating lease transitioning to ASC 842 using the effective date are based on future payments at the transition date and on the present value of lease payments over the remaining lease term. Since the implicit rate for the Company’s leases is not readily determinable, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow, on a collateralized basis, an amount equal to the lease payments, in a similar economic environment and over a similar term.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its operating lease ROU assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception; therefore, operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Lease expense is recognized on a straight-line basis over the lease term.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations.

The lease for the Company’s Hong Kong office facility was early terminated in September 2023, which resulted in a derecognition of $6,080 right of use (“ROU”) asset and operating lease liabilities in August 2023.

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. The charge for taxation is based on the results for the fiscal year as adjusted for items which are non-taxable or non-deductible. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the unaudited interim consolidated financial statements and the corresponding tax bases used in the computation of taxable income (loss). In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the statements of operations, except when it is related to items credited or charged directly to equity, in which case the deferred tax is dealt with in equity. Net deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the net deferred tax asset will not be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that has a greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax for uncertain tax positions are classified as income tax expenses in the period incurred.

During the year ended July 31, 2024, the Company incurred an IRS penalty of $47,030 for failure to update certain foreign-owned information schedules in a timely manner. The penalty is included in other expense in the statements of operations for the year ended July 31, 2024. During the three months ended October 31, 2024, the Company received a refund $24,953 from the IRS for the penalty previously charged. The refund is included in other income in the statements of operations for the three months ended October 31, 2024.

The Hong Kong tax returns filed for 2019 and subsequent years are subject to examination by the applicable tax authorities.

The US tax returns filed for 2021 and subsequent years are subject to examination by the applicable tax authorities.

Earnings (loss) per share

Earnings (loss) per share

The Company computes earnings (loss) per share (“EPS”) in accordance with FASB ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income (loss) divided by the weighted average shares of common stock outstanding for the period. Diluted EPS presents the diluted effect on a per share basis of the potential shares of common stock (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential shares of common stock that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. As of October 31, 2024 and July 31, 2024, there were 8,000,000 dilutive shares outstanding related to the convertible Series B Preferred Stock. Each share of Series B and Series A Preferred Stock is and was convertible by the holder of the share into 100 shares of common stock, subject to equitable adjustment of the conversion rate.

Noncontrolling Interests

Noncontrolling Interests

The Company’s noncontrolling interest represents the minority shareholder’s 10% ownership interest in Roshing. The noncontrolling interest is presented in the consolidated balance sheets separately from stockholders’ equity attributable to Tianci. Noncontrolling interest in the results of Roshing are presented on the consolidated statements of operations as allocations of the total income or loss of Roshing between the noncontrolling interest holder and the shareholders of RQS United.

Related parties

Related parties

Parties, which can be a corporation, other business entity, or an individual, are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or common significant influence.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In May 2019, the FASB issued ASU 2019-05, which is an update to ASU Update No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in Update 2016-13 added Topic 326, Financial Instruments — Credit Losses, and made several consequential amendments to the Codification. Update 2016-13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326-30, Financial Instruments — Credit Losses — Available-for-Sale Debt Securities. The amendments in this Update provide an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. In November 2019, the FASB issued ASU No. 2019-10, which updates the effective date of ASU No. 2016-13 for private companies, not-for-profit organizations and certain smaller reporting companies. The new effective date for these preparers is for fiscal years beginning after December 15, 2022. ASU 2019-05 is effective for the Company for annual and interim reporting periods beginning August 1, 2023 as the Company is qualified as a smaller reporting company. The adoption of this standard on August 1, 2023 has not had and is not expected to have a material impact on the Company’s future consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”. The amendments in this Update simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. For public business entities, the amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The adoption of this standard on August 1, 2022 did not have a material impact on the Company’s consolidated financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated Financial Statements.